Business Consolidation and Other Activities (Tables)	12 Months Ended
Sep. 28, 2024
Business Consolidation and Other Activities [Abstract]
Charges for Business Consolidation and Other Activities

The table below includes the significant components of our business consolidation and other activities recognized for the fiscal years ended, by reporting segment:

	2024	2023
Consumer Packaging International	$123	$50
Consumer Packaging North America	11	23
Flexibles	26	5
Total	$160	$78

Accrual Activity for Business Consolidation and Other Activities

Other activities consist of acquisition, divestiture and other business optimization related costs. The table below sets forth the activity with respect to the charges and the impact on our accrued reserves:

	Business Consolidation (a)
	Employee		Non-cash
	Severance	Facility	Impairment	Other
	and Benefits	Exit Costs	Charges	Activities	Total
Balance as of fiscal 2022	$2	$3	$—	$—	$5
Charges	31	21	5	21	78
Non-cash items	—	—	(5)	—	(5)
Cash	(23)	(23)	—	(21)	(67)
Balance as of fiscal 2023	$10	$1	$—	$—	$11
Charges	41	21	15	83	160
Non-cash items	—	—	(15)	(63)	(78)
Cash	(22)	(22)	—	(20)	(64)
Balance as of fiscal 2024	$29	$—	$—	$—	$29

(a)	Since 2022, cumulative costs attributed to business consolidation programs total $153 million.